Pacer US Small Cap Cash Cows Growth Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 4.1%
Cargurus, Inc. (a)	4,247	$137,603
Cars.com, Inc. (a)	13,038	148,112
DoubleVerify Holdings, Inc. (a)	7,690	83,206
Iridium Communications, Inc.	3,847	76,632
TripAdvisor, Inc. (a)	8,887	118,108
YELP, Inc. (a)(b)	2,721	74,501
Ziff Davis, Inc. (a)	3,497	133,655
		771,817

Consumer Discretionary - 7.2%
Adtalem Global Education, Inc. (a)	830	85,947
Buckle, Inc.	4,431	209,586
Etsy, Inc. (a)	2,188	115,877
Frontdoor, Inc. (a)	2,165	127,973
Monarch Casino & Resort, Inc.	1,780	162,923
Perdoceo Education Corp.	3,144	100,702
Red Rock Resorts, Inc. - Class A (b)	3,370	212,748
United Parks & Resorts, Inc. (a)	2,423	91,226
XPEL, Inc. (a)	4,718	243,024
		1,350,006

Consumer Staples - 2.2%
Cal-Maine Foods, Inc. (b)	1,118	93,387
National Beverage Corp. (a)	2,444	83,291
Tootsie Roll Industries, Inc.	3,851	145,876
WD-40 Co.	432	99,891
		422,445

Energy - 9.2%
Cactus, Inc. - Class A	2,929	164,698
California Resources Corp.	3,039	162,587
Crescent Energy Co. - Class A (b)	17,366	169,666
Dorian LPG Ltd.	7,270	214,683
Innovex International, Inc. (a)	16,624	413,106
Kodiak Gas Services, Inc.	3,277	137,667
Magnolia Oil & Gas Corp. - Class A	6,365	162,371
Tidewater, Inc. (a)	4,835	302,139
		1,726,917

Health Care - 24.7%
Alkermes PLC (a)	4,043	137,017
Amphastar Pharmaceuticals, Inc. (a)	5,753	152,397
ANI Pharmaceuticals, Inc. (a)	3,824	312,994
Catalyst Pharmaceuticals, Inc. (a)	4,643	112,825
Certara, Inc. (a)	10,342	90,906
Collegium Pharmaceutical, Inc. (a)	7,760	356,339
Corcept Therapeutics, Inc. (a)	1,469	58,569
Dynavax Technologies Corp. (a)	16,661	257,996
Embecta Corp.	17,138	181,834
Harmony Biosciences Holdings, Inc. (a)(b)	3,172	115,841
Innoviva, Inc. (a)	7,644	152,880
Krystal Biotech, Inc. (a)(b)	1,780	497,047
LeMaitre Vascular, Inc.	1,487	126,350
Merit Medical Systems, Inc. (a)	1,205	97,713
Pacira BioSciences, Inc. (a)(b)	3,971	81,564
Pediatrix Medical Group, Inc. (a)	18,797	401,880
Prestige Brands Holdings, Inc. (a)	1,243	80,136
Progyny, Inc. (a)	7,826	186,807
PTC Therapeutics, Inc. (a)	6,005	453,558
TransMedics Group, Inc. (a)(b)	1,379	184,752
UFP Technologies, Inc. (a)	525	131,849
Veracyte, Inc. (a)	10,660	405,933
Waystar Holding Corp. (a)(b)	3,260	86,586
		4,663,773

Industrials - 21.3%
Armstrong World Industries, Inc.	1,106	203,216
AZZ, Inc.	1,685	209,429
CSW Industrials, Inc.	315	85,044
Enerpac Tool Group Corp.	2,454	99,043
Enpro, Inc. (b)	910	217,290
ESCO Technologies, Inc.	912	208,091
Hayward Holdings, Inc. (a)	11,732	189,354
Kadant, Inc. (b)	342	109,796
Lindsay Corp.	743	93,076
Mercury Systems, Inc. (a)	3,971	372,797
Powell Industries, Inc.	1,525	676,475
Upwork, Inc. (a)	10,505	210,415
Verra Mobility Corp. (a)	4,898	94,531
Vicor Corp. (a)	5,907	931,357
WillScot Holdings Corp. (b)	3,930	78,718
Zurn Elkay Water Solutions Corp. (b)	5,307	244,706
		4,023,338

Information Technology - 28.2% (c)
A10 Networks, Inc.	6,753	117,772
ACI Worldwide, Inc. (a)	2,653	115,034
Adeia, Inc.	8,751	158,306
Agilysys, Inc. (a)	1,436	124,573
Alarm.com Holdings, Inc. (a)	1,978	96,487
Axcelis Technologies, Inc. (a)	3,717	327,356
Badger Meter, Inc.	426	62,443
BlackLine, Inc. (a)	2,172	100,933
Box, Inc. - Class A (a)	2,847	72,171
Clear Secure, Inc. - Class A (b)	7,367	240,312
CTS Corp.	3,001	154,281
Digi International, Inc. (a)	5,229	225,213
DigitalOcean Holdings, Inc. (a)(b)	7,656	422,994
Diodes, Inc. (a)	2,644	156,498
Enphase Energy, Inc. (a)	2,383	88,123
Harmonic, Inc. (a)(b)	13,580	131,998
InterDigital, Inc. (b)	1,123	366,592
Itron, Inc. (a)	995	98,585
Knowles Corp. (a)	11,954	289,765
Kulicke & Soffa Industries, Inc.	5,995	343,693
LiveRamp Holdings, Inc. (a)	3,318	80,793
NetScout Systems, Inc. (a)	6,807	189,303
Power Integrations, Inc.	2,042	93,810
Progress Software Corp. (a)	1,658	67,845
Q2 Holdings, Inc. (a)	1,204	73,745
Qorvo, Inc. (a)	1,877	146,613
Semtech Corp. (a)	7,551	602,192
Sprinklr, Inc. - Class A (a)	11,926	76,088
SPS Commerce, Inc. (a)(b)	788	70,337
Teradata Corp. (a)(b)	7,788	222,114
		5,315,969

Materials - 2.0%
Balchem Corp.	700	119,119
Ingevity Corp. (a)	3,826	251,713
		370,832

Utilities - 1.1%
Clearway Energy, Inc. - Class C (b)	5,944	214,876
TOTAL COMMON STOCKS (Cost $17,187,320)		18,859,973

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.4%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	3,472,158	3,472,158
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,472,158)		3,472,158

TOTAL INVESTMENTS - 118.4% (Cost $20,659,478)		22,332,131
Liabilities in Excess of Other Assets - (18.4)%		(3,469,368)
TOTAL NET ASSETS - 100.0%		$18,862,763

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $3,365,654.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer US Small Cap Cash Cows Growth Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,859,973	$–	$–	$18,859,973
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	3,472,158
Total Investments	$18,859,973	$–	$–	$22,332,131

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,472,158 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.